Concentration of Risks (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023	Mar. 31, 2025 HKD ($)
Customer Concentration Risk [Member] | Customer [Member] | Total Sales [Member]
Concentration of Risks [Line items]
Concentration risk	68.70%	61.30%	57.64%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Concentration of Risks [Line items]
Concentration risk	64.25%	47.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Concentration of Risks [Line items]
Concentration risk	64.25%	47.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Concentration of Risks [Line items]
Concentration risk	64.25%	47.00%
Suppliers [Member] | Supplier Concentration Risk [Member] | Total Purchase [Member]
Concentration of Risks [Line items]
Concentration risk	78.01%	67.26%	60.42%
One Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration of Risks [Line items]
Concentration risk	83.70%	84.82%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration of Risks [Line items]
Concentration risk	83.70%	84.82%
HONG KONG
Concentration of Risks [Line items]
Deposited with financial institutions	$ 749,000	$ 1,613,000
Maximum [Member]
Concentration of Risks [Line items]
Deposited with financial institutions	$ 64,742			$ 500,000